Related Party Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Transactions {1}
Amount Payable to related party forgiven by Mr. Bideaux, former CEO, Director	$ 17,574
Additional amount payable to Mr.Bideaux	$ 38,910